Expense Example, No Redemption - A C I Shares - JPMorgan Short Duration Core Plus Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	289	472	670	1,242	116	409	724	1,479	40	173	318	741